SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash	$ 45,587	$ 526,625
Cash equivalents	0	0
Cash held in Trust Account	65,010,733	65,000,484
Franchise tax	100,000	124,434
Federal depository insurance coverage	$ 250,000	$ 250,000